Condensed Consolidating Guarantor Financial Information - Additional Information (Details)	Dec. 31, 2016 Rate	Dec. 31, 2015 Rate
Subsidiary Issuer [member]
Condensed Financial Statements, Captions [Line Items]
Ownership percentage of equity interest	100.00%	100.00%
Guarantor Subsidiaries [member]
Condensed Financial Statements, Captions [Line Items]
Ownership percentage of equity interest	100.00%	100.00%